Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount* (000's omitted)	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	$ 102,051
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	428	381,445
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	569,116
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	331,771
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	312	294,185
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	267,179
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	80	78,093
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	326	309,097
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	386,450
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	92,029
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	730,017
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	84	83,364
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	457	459,815
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	262,413
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	361,234
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	167	166,510
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	570	583,461
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	186	154,174
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	157	145,345
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	530	530,168
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	274,493
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	37	36,039
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	36	36,387
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	61	60,593
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	46	45,838
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	67	41,433
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	222	229,151
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	67	69,650
Security	Principal Amount* (000's omitted)		Value
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		136	$ 100,115
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		141	134,221
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		325	295,800
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		39	34,897
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		39	34,524
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		71	61,135
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		85	70,308
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		344	299,782
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		92	65,958
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	30,550
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)		737	737,790
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		377	350,308
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	265,426
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		84	81,421
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		212	204,020
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	492,590
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)		22	21,010
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		276	267,857
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,850	1,795,743
Series 2021-C, Class B, 2.67%, 10/8/31(1)		220	213,403
Series 2022-2, Class C, 9.36%, 10/9/29(1)		87	87,245
Series 2022-3, Class B, 8.533%, 1/8/30(1)		98	98,177
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		649	652,334
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		51	50,594
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		19	18,570
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		267	251,243
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		378	387,627
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.219%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)		74	73,540
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	467,621
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	110,240
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		152	140,448
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		172	152,094
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		905	883,779
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		169	174,213

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	2	$ 2,416
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	113	110,376
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	500	486,591
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	144	133,494
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	239,800
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	45	43,015
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)	100	103,309
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	215	215,737
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	235	226,800
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	266	204,008
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	450	425,745
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	423	416,787
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	272	281,374
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	488	398,092
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	90	78,005
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	188	176,321
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	227	197,152
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	673	650,421
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	130	123,260
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)	70	72,484
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	42	42,140
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	350	329,329
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	674,869
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	212,650
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	38,426
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	337	300,608
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	75	72,507
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	190	$ 175,632
Total Asset-Backed Securities (identified cost $23,343,894)		$ 22,617,432

Collateralized Mortgage Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.28%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$215	$ 215,193
Series 2021-3A, Class M1B, 6.68%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	117	117,494
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	373	350,296
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	201	205,879
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	260	268,124
Eagle Re Ltd., Series 2021-2, Class M1C, 8.73%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	150	152,191
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	38	39,857
Series 5402, Class BZ, 6.00%, 4/25/54	15	16,598
Series 5413, Class MZ, 6.00%, 5/25/54	36	38,771
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.545%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	85	97,655
Series 2020-DNA6, Class B1, 8.28%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	25	27,055
Series 2021-DNA2, Class B1, 8.68%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	55	62,049
Series 2021-DNA2, Class B2, 11.28%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	50	59,120
Series 2022-DNA2, Class M1A, 6.58%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	161	161,591
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.745%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	55	59,493
Series 2019-R03, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	47	50,563
Series 2019-R05, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	62	65,034
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	274	285,967
Series 2019-R07, Class 1B1, 8.795%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	102	105,584
Series 2020-R02, Class 2B1, 8.395%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	405	416,430
Series 2021-R01, Class 1B2, 11.28%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	143	151,340
Series 2021-R02, Class 2B1, 8.58%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	12	12,673

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$163	$ 172,730
Series 2023-84, Class MW, 6.00%, 6/20/53	171	181,385
Series 2023-98, Class BW, 6.00%, 7/20/53	25	26,500
Series 2023-99, Class AL, 6.00%, 7/20/53	25	26,497
Series 2024-44, Class LM, 6.00%, 3/20/54	98	104,272
Series 2024-46, Class AL, 6.00%, 3/20/54	24	25,608
Series 2024-59, Class LG, 6.00%, 4/20/54	630	676,799
Home Re Ltd.:
Series 2018-1, Class M2, 8.392%, (1 mo. SOFR + 3.114%), 10/25/28(1)(2)	30	29,871
Series 2021-1, Class M2, 8.245%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	150	151,285
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	100	101,489
Total Collateralized Mortgage Obligations (identified cost $4,298,177)		$4,455,393

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$695	$ 453,496
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	325	131,637
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	485	106,961
BPR Trust, Series 2022-SSP, Class A, 8.097%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	295	296,263
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.161%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	666	660,341
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	204	201,904
Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	702	695,625
CSMC Trust, Series 2021-BPNY, Class A, 8.926%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	96	88,103
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.292%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	389	389,210
Series 2021-ESH, Class C, 6.912%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	535	534,103
Series 2021-ESH, Class D, 7.462%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	160	160,929
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,343,876
Series KG08, Class A2, 4.134%, 5/25/33(4)	1,499	1,494,795
Series KSG1, Class A2, 1.503%, 9/25/30	278	242,194
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	525,869
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	192	187,385
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.033%, 9/25/27(4)	$456	$ 442,491
Series 2018-M13, Class A2, 3.866%, 9/25/30(4)	1,257	1,234,482
Series 2019-M1, Class A2, 3.661%, 9/25/28(4)	384	377,971
Series 2019-M22, Class A2, 2.522%, 8/25/29	480	449,428
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	891,283
Series 2023-M1S, Class A2, 4.651%, 4/25/33(4)	848	865,499
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	450	452,900
Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	508	515,215
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	275,142
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.788%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	441	441,765
Series 2024-WLF2, Class D, 8.036%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	100	100,562
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.544%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	989	987,742
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.738%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	275	274,967
Series 2024-DPLO, Class C, 7.637%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	265	265,677
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 7.437%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	388	388,490
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	37,776
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	100	5,249
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.023%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	294	294,552
NYC Trust, Series 2024-3ELV, Class A, 7.088%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	405	407,600
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	289	290,715
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.488%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	421	419,805
TX Trust:
Series 2024-HOU, Class A, 6.688%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	430	427,174
Series 2024-HOU, Class E, 9.484%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	78	77,702
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(4)	422	449,288
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	450	274,092
Total Commercial Mortgage-Backed Securities (identified cost $19,613,105)		$18,160,258

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Common Stocks — 64.4%

Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	13,500	$ 3,529,980
		$ 3,529,980
Biotechnology — 1.5%
AbbVie, Inc.	33,900	$ 6,694,572
		$ 6,694,572
Broadline Retail — 2.9%
Amazon.com, Inc.(5)	70,080	$ 13,058,006
		$ 13,058,006
Capital Markets — 4.8%
Blue Owl Capital, Inc.(6)	195,100	$3,777,136
Intercontinental Exchange, Inc.	25,700	4,128,448
S&P Global, Inc.	9,600	4,959,552
Stifel Financial Corp.	38,600	3,624,540
Tradeweb Markets, Inc., Class A	38,103	4,712,198
		$21,201,874
Chemicals — 0.6%
Linde PLC	6,100	$2,908,846
		$2,908,846
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	15,416	$3,200,362
		$3,200,362
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.(5)	40,800	$3,365,184
Walmart, Inc.	75,200	6,072,400
		$9,437,584
Containers & Packaging — 0.7%
AptarGroup, Inc.	19,339	$3,097,914
		$3,097,914
Electric Utilities — 0.9%
NextEra Energy, Inc.	47,000	$3,972,910
		$3,972,910
Electrical Equipment — 1.0%
AMETEK, Inc.	26,600	$4,567,486
		$4,567,486
Energy Equipment & Services — 1.5%
Baker Hughes Co.	180,300	$6,517,845
		$6,517,845
Security	Shares	Value
Entertainment — 1.4%
Netflix, Inc.(5)	6,600	$ 4,681,182
Spotify Technology SA(5)	3,900	1,437,267
		$ 6,118,449
Financial Services — 2.2%
Shift4 Payments, Inc., Class A(5)(6)	48,000	$ 4,252,800
Visa, Inc., Class A	20,500	5,636,475
		$ 9,889,275
Food Products — 0.8%
Hershey Co.	19,000	$3,643,820
		$3,643,820
Ground Transportation — 1.4%
Uber Technologies, Inc.(5)	81,300	$6,110,508
		$6,110,508
Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.(5)	7,200	$3,537,144
		$3,537,144
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	11,800	$6,136,000
		$6,136,000
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	14,900	$3,704,140
		$3,704,140
Insurance — 2.3%
Allstate Corp.	31,500	$5,973,975
W.R. Berkley Corp.	71,750	4,070,378
		$10,044,353
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A	32,100	$5,323,785
Alphabet, Inc., Class C	79,700	13,325,043
		$18,648,828
IT Services — 1.0%
Gartner, Inc.(5)	9,000	$4,560,840
		$4,560,840
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	9,318	$5,763,835
		$5,763,835

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.7%
Parker-Hannifin Corp.	5,200	$ 3,285,464
		$ 3,285,464
Media — 0.6%
Comcast Corp., Class A	62,400	$ 2,606,448
		$ 2,606,448
Pharmaceuticals — 2.1%
Eli Lilly & Co.	7,600	$ 6,733,144
Novo Nordisk AS ADR	20,600	2,452,842
		$9,185,986
Professional Services — 3.2%
Automatic Data Processing, Inc.	17,800	$4,925,794
Booz Allen Hamilton Holding Corp.	18,800	3,059,888
TransUnion	57,600	6,030,720
		$14,016,402
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(5)	38,400	$2,896,896
FirstService Corp.	23,600	4,306,056
		$7,202,952
Semiconductors & Semiconductor Equipment — 8.0%
Analog Devices, Inc.	20,300	$4,672,451
Broadcom, Inc.	47,490	8,192,025
Lam Research Corp.	5,300	4,325,224
NVIDIA Corp.	149,800	18,191,712
		$35,381,412
Software — 6.8%
Fair Isaac Corp.(5)	2,163	$4,203,834
Microsoft Corp.	55,093	23,706,518
Palo Alto Networks, Inc.(5)	6,600	2,255,880
		$30,166,232
Specialty Retail — 1.7%
Burlington Stores, Inc.(5)	14,300	$3,767,764
TJX Cos., Inc.	33,500	3,937,590
		$7,705,354
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	87,188	$20,314,804
		$20,314,804
Total Common Stocks (identified cost $157,674,906)		$286,209,625

Corporate Bonds — 12.2%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 6.55%, 11/15/30	285	$ 307,356
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	410	408,426
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	45,586
		$ 761,368
Communications — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,153	$ 883,276
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	44	46,047
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50	50,221
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	185	148,868
SES SA, 5.30%, 4/4/43(1)	109	84,169
		$1,212,581
Consumer, Cyclical — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	338	$337,063
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/29	230	229,035
5.15%, 9/13/34	200	197,003
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	125	124,259
4.75%, 10/20/28(1)	341	340,697
Ford Motor Co., 4.75%, 1/15/43	45	37,311
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	265	264,958
5.303%, 9/6/29	200	199,163
7.122%, 11/7/33	159	171,952
7.35%, 11/4/27	356	378,116
7.35%, 3/6/30	518	561,169
General Motors Financial Co., Inc.:
5.60%, 6/18/31	315	323,604
5.80%, 1/7/29	170	176,875
5.95%, 4/4/34(6)	400	414,132
Hyundai Capital America:
5.30%, 6/24/29(1)	145	149,355
5.70%, 6/26/30(1)	40	42,049
6.20%, 9/21/30(1)	25	26,976
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(6)	373	348,392
4.375%, 1/15/31(1)	60	55,877
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(6)	50	46,984
Tapestry, Inc.:
7.00%, 11/27/26(6)	46	47,610
7.35%, 11/27/28	470	494,107
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	632	561,633
		$5,528,320

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical — 0.9%
AbbVie, Inc., 5.50%, 3/15/64	216	$ 230,825
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	584	568,527
Bristol-Myers Squibb Co., 5.65%, 2/22/64	411	435,899
Centene Corp.:
2.50%, 3/1/31	250	215,094
3.375%, 2/15/30	199	183,532
4.25%, 12/15/27	257	252,616
Conservation Fund, 3.474%, 12/15/29	285	267,777
CVS Pass-Through Trust, 6.036%, 12/10/28	209	213,274
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	432,007
Ford Foundation, 2.415%, 6/1/50	435	287,729
Kroger Co.:
4.90%, 9/15/31	298	300,027
5.00%, 9/15/34	194	195,694
LifePoint Health, Inc., 10.00%, 6/1/32(1)(6)	50	55,031
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	273,882
3.00%, 10/15/30(1)	77	69,058
5.20%, 4/1/29(1)	45	45,173
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(6)	40	39,819
		$4,065,964
Energy — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(7)	76	$3,297
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	200	200,350
6.45%, 3/5/34(1)	200	211,808
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	369	353,472
5.00%, 1/31/28(1)	460	455,463
		$1,224,390
Financial — 7.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	484	$497,891
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)	60	59,823
Ally Financial, Inc.:
2.20%, 11/2/28	444	399,666
4.70% to 5/15/26(8)(9)	135	118,066
6.184% to 7/26/34, 7/26/35(8)	343	351,197
6.848% to 1/3/29, 1/3/30(8)	215	227,115
American Assets Trust LP, 3.375%, 2/1/31	84	73,089
American National Group, Inc.:
5.75%, 10/1/29(10)	300	301,939
6.144%, 6/13/32(1)	70	69,678
Andrew W. Mellon Foundation, 0.947%, 8/1/27	335	309,972
Apollo Debt Solutions BDC:
6.70%, 7/29/31(1)(6)	57	58,747
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Apollo Debt Solutions BDC: (continued)
6.90%, 4/13/29(1)		77	$ 80,074
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(8)(11)	EUR	100	131,272
Banco Santander SA:
5.294%, 8/18/27		200	204,640
5.439%, 7/15/31		200	209,243
6.35%, 3/14/34		600	642,771
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(8)		475	474,164
3.419% to 12/20/27, 12/20/28(8)		860	836,804
3.824% to 1/20/27, 1/20/28(8)		581	574,776
5.468% to 1/23/34, 1/23/35(8)		217	228,281
5.933% to 9/15/26, 9/15/27(8)		370	381,132
BBVA Bancomer SA:
1.875%, 9/18/25(1)		262	255,061
5.125% to 1/18/28, 1/18/33(1)(8)		500	475,955
8.125% to 1/8/34, 1/8/39(1)(8)		451	478,370
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)		65	66,811
Blue Owl Credit Income Corp., 6.65%, 3/15/31		85	86,860
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	620,344
BNP Paribas SA:
7.75% to 8/16/29(1)(6)(8)(9)		420	443,495
9.25% to 11/17/27(1)(8)(9)		200	219,013
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	20,236
Brookfield Finance, Inc., 5.675%, 1/15/35		651	683,616
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(8)		205	212,956
6.84% to 9/13/33, 9/13/34(1)(8)		441	492,301
Capital One Financial Corp., 4.20%, 10/29/25		190	188,715
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)		630	688,994
CI Financial Corp., 3.20%, 12/17/30		489	414,541
Citigroup, Inc., 4.00% to 12/10/25(8)(9)		310	304,282
COPT Defense Properties LP, 2.90%, 12/1/33		546	457,601
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(6)(8)		688	734,555
6.316% to 10/3/28, 10/3/29(1)(8)		250	265,928
Enact Holdings, Inc., 6.25%, 5/28/29		660	685,638
EPR Properties:
3.60%, 11/15/31		160	142,771
3.75%, 8/15/29		491	459,408
4.50%, 6/1/27		95	93,639
4.95%, 4/15/28		419	415,429
Essent Group Ltd., 6.25%, 7/1/29		280	292,246
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		877	771,130
6.75%, 3/15/54(1)		313	333,349
7.95%, 6/15/33(1)		217	247,838
7.95% to 7/15/29, 10/15/54(1)(8)		374	391,328
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)		1,186	1,214,586

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	156	$ 151,177
3.75%, 9/15/30(1)(6)	108	97,605
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	204,861
8.248% to 11/21/32, 11/21/33(1)(8)	488	566,907
Jefferies Financial Group, Inc., 6.20%, 4/14/34	590	631,863
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(8)	859	901,790
5.766% to 4/22/34, 4/22/35(8)	189	203,745
KeyBank NA, 5.00%, 1/26/33(6)	500	495,642
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	314	297,129
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	347	332,312
6.00%, 5/20/34(6)	88	92,029
Newmark Group, Inc., 7.50%, 1/12/29	108	116,764
Nuveen LLC, 5.85%, 4/15/34(1)	401	424,865
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	105	113,640
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	557	513,342
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(8)	782	801,649
Stifel Financial Corp., 4.00%, 5/15/30	266	255,650
Swedbank AB:
5.407%, 3/14/29(1)	203	210,389
6.136%, 9/12/26(1)	437	451,428
Synchrony Bank, 5.40%, 8/22/25	362	362,859
Synchrony Financial, 4.50%, 7/23/25	450	447,498
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	250	229,999
5.625%, 2/15/28	494	496,844
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	227,942
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	887	953,802
TPG Operating Group II LP, 5.875%, 3/5/34(6)	495	528,215
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(8)	1,097	1,163,282
5.85% to 10/21/32, 10/21/33(8)	333	355,324
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)	219	191,229
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	430	420,433
5.459% to 6/30/30, 6/30/35(1)(8)	200	196,863
5.861% to 6/19/27, 6/19/32(1)(8)	200	201,294
Ventas Realty LP, 5.625%, 7/1/34	399	420,100
		$31,445,807
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	540	$531,735
European Investment Bank:
1.625%, 5/13/31	925	814,364
2.375%, 5/24/27	1,026	994,462
Security	Principal Amount* (000’s omitted)	Value
Government - Multinational (continued)
European Investment Bank: (continued)
2.875%, 6/13/25(1)	1,892	$ 1,874,462
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,188,156
		$ 5,403,179
Industrial — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	303	$ 307,854
MasTec, Inc., 5.90%, 6/15/29	291	303,965
Seaspan Corp., 5.50%, 8/1/29(1)	52	49,574
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	346	344,956
		$1,006,349
Technology — 0.6%
Concentrix Corp., 6.60%, 8/2/28(6)	1,301	$1,357,853
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(6)	94	82,650
6.35%, 2/20/34(6)	577	617,103
Seagate HDD Cayman, 9.625%, 12/1/32	383	444,771
		$2,502,377
Utilities — 0.2%
Avangrid, Inc., 3.15%, 12/1/24	141	$140,477
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)(6)	176	159,406
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	197,390
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	332,085
		$829,358
Total Corporate Bonds (identified cost $53,868,413)		$53,979,693

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 193,569
Series A2, 6.375%	12,000	195,600
		$ 389,169
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%(6)	9,547	$ 212,612
6.25%	841	19,780
		$232,392
Total Preferred Stocks (identified cost $902,815)		$621,561

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.8%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8/24/28(13)	$180	$ 180,775
Term Loan, 8/24/28(13)	70	69,702
		$ 250,477
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(13)	$237	$ 237,546
Term Loan, 11/30/28(13)	13	12,981
		$250,527
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 1/3/29	$250	$250,201
		$250,201
Health Care Equipment & Supplies — 0.0%(14)
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	$249	$249,745
		$249,745
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	$250	$249,249
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	299	298,714
		$547,963
IT Services — 0.1%
Informatica LLC, Term Loan, 10/27/28(13)	$300	$299,938
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	250	249,844
		$549,782
Machinery — 0.1%
Gates Global LLC, Term Loan, 6/4/31(13)	$300	$300,886
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	249	250,241
		$551,127
Paper and Forest Products — 0.0%(14)
Enviva Partners LP/Fin C:
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24	$6	$6,288
DIP Loan, 13.282%, (SOFR + 8.00%), 12/13/24(15)	13	13,616
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	8	9,432
		$29,336
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.0%(14)
Trans Union LLC, Term Loan, 12/1/28(13)	$250	$ 250,173
		$ 250,173
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 9/21/28	$249	$ 249,723
Epicor Software Corp.:
Term Loan, 5/30/31(13)	224	224,143
Term Loan, 5/30/31(13)	26	26,298
		$ 500,164
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(13)	$250	$250,391
		$250,391
Total Senior Floating-Rate Loans (identified cost $3,687,710)		$3,679,886

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,448,053
4.375%, 2/28/34	193	201,059
Total Sovereign Government Bonds (identified cost $1,704,162)		$ 1,649,112

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 364,908
New York City, NY, 5.206%, 10/1/31(16)	470	479,452
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	262,214
		$ 1,106,574
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 393,875
Social Bonds, 2.484%, 6/1/27	290	279,305
Social Bonds, 2.534%, 6/1/28	360	342,666
Social Bonds, 2.584%, 6/1/29	200	188,024
Social Bonds, 2.984%, 6/1/33	220	198,620

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	$265	$ 272,433
		$ 1,674,923
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 125,836
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	152,580
Green Bonds, 2.184%, 9/1/31	140	123,637
Green Bonds, 2.264%, 9/1/32	125	108,590
Green Bonds, 2.344%, 9/1/33	135	115,271
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	127,880
Green Bonds, 1.701%, 5/1/31	130	112,948
		$866,742
Total Taxable Municipal Obligations (identified cost $3,970,795)		$3,648,239

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 202,957
3.485%, 8/1/35	125	114,997
3.585%, 8/1/37	225	205,126
U.S. International Development Finance Corp., 3.52%, 9/20/32	252	246,917
Total U.S. Government Agencies and Instrumentalities (identified cost $865,427)		$ 769,997

U.S. Government Agency Mortgage-Backed Securities — 9.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$75	$ 71,156
6.50%, 8/1/53	849	877,673
6.00%, 6/1/53	72	73,302
Federal National Mortgage Association:
2.00%, 4/1/51	187	157,978
2.68%, 7/1/26	329	322,011
3.00%, 11/1/49	236	214,754
4.00%, with various maturities to 2048	467	453,788
5.50%, 7/1/53	956	968,152
7.00%, 6/1/53	99	104,840
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
2.50%, with various maturities to 2051	$659	$ 574,546
6.00%, with various maturities to 2053	295	303,260
6.50%, 6/20/53	322	336,592
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(17)	1,521	1,495,894
5.00%, 30-Year, TBA(17)	14,726	14,716,755
5.50%, 30-Year, TBA(17)	23,179	23,453,346
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $44,446,783)		$ 44,124,047

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$521	$ 287,161
1.875%, 2/15/41	481	352,924
1.875%, 2/15/51	186	116,595
1.875%, 11/15/51	368	229,353
2.00%, 11/15/41	795	584,837
2.00%, 8/15/51	338	217,805
2.25%, 2/15/52	523	356,753
2.375%, 2/15/42	7,519	5,858,946
2.875%, 5/15/52	275	215,445
3.00%, 5/15/47	13	10,640
3.00%, 8/15/52	127	102,101
3.125%, 5/15/48	52	43,206
3.625%, 2/15/53	292	265,595
3.625%, 5/15/53	222	202,089
3.875%, 2/15/43	327	315,555
3.875%, 5/15/43	52	50,081
4.00%, 11/15/42	43	42,328
4.00%, 11/15/52	278	270,594
4.25%, 2/15/54	185	188,584
4.50%, 2/15/44	148	154,475
4.625%, 5/15/44	112	118,738
5.375%, 2/15/31	73	80,434
6.25%, 5/15/30	13	14,744
U.S. Treasury Notes:
0.375%, 12/31/25	475	455,165
1.00%, 7/31/28	30	27,250
1.25%, 3/31/28	581	537,005
1.25%, 4/30/28	1,022	942,675
1.25%, 6/30/28	303	278,464
1.375%, 10/31/28	202	185,213
1.875%, 2/15/32	131	115,715
2.875%, 4/30/29	12	11,646
3.125%, 8/31/27	1,146	1,131,966

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.375%, 5/15/33	$156	$ 151,707
3.50%, 1/31/28	631	629,706
3.625%, 5/15/26	23	22,966
3.625%, 5/31/28	75	75,132
3.75%, 12/31/28	27	27,186
3.875%, 9/30/29	12	12,155
3.875%, 8/15/33	71	71,591
4.00%, 2/15/34	30	30,523
4.125%, 7/31/28	60	61,177
4.125%, 11/15/32	43	44,243
4.375%, 8/31/28	196	201,689
4.625%, 6/30/25	900	903,212
4.625%, 9/15/26	153	155,767
4.875%, 5/31/26	819	834,148
Total U.S. Treasury Obligations (identified cost $17,882,682)		$16,985,284

Short-Term Investments — 6.8%
Affiliated Fund — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(18)	20,864,788	$ 20,864,788
Total Affiliated Fund (identified cost $20,864,788)		$ 20,864,788
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(19)	2,700,733	$ 2,700,733
Total Securities Lending Collateral (identified cost $2,700,733)		$ 2,700,733

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$3,355	$ 3,338,861
U.S. Treasury Obligations (continued)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 11/14/24	$3,322	$ 3,303,165
Total U.S. Treasury Obligations (identified cost $6,638,967)		$ 6,642,026
Total Short-Term Investments (identified cost $30,204,488)		$ 30,207,547
Total Investments — 109.7% (identified cost $362,463,357)		$487,108,074
Less Unfunded Loan Commitments — (0.0)%(14)		$ (7,970)

Net Investments — 109.7% (identified cost $362,455,387)	$487,100,104

Other Assets, Less Liabilities — (9.7)%	$(42,921,605)
Net Assets — 100.0%	$444,178,499

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $55,112,395 or 12.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(5)	Non-income producing security.
(6)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $8,495,461 and the total market value of the collateral received by the Fund was $8,678,849, comprised of cash of $2,700,733 and U.S. government and/or agencies securities of $5,978,116.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	When-issued security.

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $131,272 or less than 0.05% of the Fund's net assets.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(14)	Amount is less than 0.05% or (0.05)%, as applicable.
(15)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $8,170.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	97,343	CAD	133,500	UBS AG	10/22/24	$ —	$(1,416)
USD	115,380	EUR	105,556	UBS AG	10/22/24	—	(2,216)
						$ —	$(3,632)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	113	Long	12/31/24	$23,531,367	$47,483
U.S. 5-Year Treasury Note	145	Long	12/31/24	15,933,008	(23,359)
U.S. 10-Year Treasury Note	13	Long	12/19/24	1,485,656	2,564
U.S. Long Treasury Bond	31	Long	12/19/24	3,849,813	(8,155)
U.S. Ultra-Long Treasury Bond	16	Long	12/19/24	2,129,500	(8,699)
U.S. 10-Year Treasury Note	(3)	Short	12/19/24	(342,844)	(471)
U.S. Ultra 10-Year Treasury Note	(56)	Short	12/19/24	(6,624,625)	1,051
U.S. Ultra-Long Treasury Bond	(4)	Short	12/19/24	(532,375)	2,121
					$12,535

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended September 30, 2024, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $20,864,788, which represents 4.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 400,116	$ —	$ (408,506)	$ —	$ 8,390	$ —	$ 11,224	$ —
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	181,503	—	(187,000)	2,838	2,621	—	5,667	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	96,048	—	(100,000)	—	3,952	—	3,366	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	12,445,046	87,011,190	(78,591,448)	—	—	20,864,788	342,299	20,864,788
Total				$2,838	$14,963	$20,864,788	$362,556

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP SRI Balanced Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$22,617,432	$ —	$22,617,432
Collateralized Mortgage Obligations	—	4,455,393	—	4,455,393
Commercial Mortgage-Backed Securities	—	18,160,258	—	18,160,258
Common Stocks	286,209,625(1)	—	—	286,209,625
Corporate Bonds	—	53,979,693	—	53,979,693
Preferred Stocks	621,561	—	—	621,561
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,671,916	—	3,671,916
Sovereign Government Bonds	—	1,649,112	—	1,649,112
Taxable Municipal Obligations	—	3,648,239	—	3,648,239
U.S. Government Agencies and Instrumentalities	—	769,997	—	769,997
U.S. Government Agency Mortgage-Backed Securities	—	44,124,047	—	44,124,047
U.S. Treasury Obligations	—	16,985,284	—	16,985,284
Short-Term Investments:
Affiliated Fund	20,864,788	—	—	20,864,788
Securities Lending Collateral	2,700,733	—	—	2,700,733
U.S. Treasury Obligations	—	6,642,026	—	6,642,026
Total Investments	$310,396,707	$176,703,397	$ —	$487,100,104
Futures Contracts	$53,219	$ —	$ —	$53,219
Total	$310,449,926	$176,703,397	$ —	$487,153,323
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(3,632)	$ —	$(3,632)
Futures Contracts	(40,684)	—	—	(40,684)
Total	$(40,684)	$(3,632)	$ —	$(44,316)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For  information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.